Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (MFD)
Portfolio of Investments
February 29, 2020 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (a) – 86.9%
	Australia – 13.9%
184,591	APA Group (b)	$1,291,502
3,228,637	AusNet Services (b)	3,565,079
4,260,774	Spark Infrastructure Group (b)	5,856,677
212,670	Transurban Group (b)	2,057,373
		12,770,631
	Canada – 18.2%
115,693	Enbridge, Inc. (b)	4,306,219
195,007	Hydro One Ltd. (c) (d)	3,913,942
69,700	Inter Pipeline, Ltd. (b)	1,031,285
56,113	Pembina Pipeline Corp. (b)	2,021,280
103,639	TC Energy Corp. (b)	5,401,814
		16,674,540
	Hong Kong – 3.5%
307,000	CLP Holdings, Ltd. (b)	3,221,629
	Italy – 14.3%
389,921	Enav S.p.A. (b) (c) (d)	2,328,748
1,064,063	Snam S.p.A. (b)	5,251,949
842,535	Terna Rete Elettrica Nazionale S.p.A (b)	5,571,386
		13,152,083
	Mexico – 1.6%
340,000	Infraestructura Energetica Nova S.A.B. de C.V. (b)	1,492,456
	United Kingdom – 23.8%
487,675	National Grid PLC (b)	6,145,178
197,536	Pennon Group PLC (b)	2,730,259
187,829	Severn Trent PLC (b)	5,936,334
581,374	United Utilities Group PLC (b)	7,038,148
		21,849,919
	United States – 11.6%
42,400	Eversource Energy (b)	3,665,904
195,738	Kinder Morgan, Inc. (b)	3,752,298
13,800	Sempra Energy (b)	1,928,964
19,400	Southwest Gas Holdings, Inc. (b)	1,254,792
		10,601,958
	Total Common Stocks	79,763,216
	(Cost $75,328,264)
MASTER LIMITED PARTNERSHIPS (a) – 9.0%
	United States – 9.0%
227,823	Enterprise Products Partners, L.P. (b)	5,317,389
54,237	Magellan Midstream Partners, L.P. (b)	2,958,628
	Total Master Limited Partnerships	8,276,017
	(Cost $7,010,154)

Principal Value	Description	Rate (e)	Stated Maturity (f)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 39.4%
	Canada – 0.6%
$598,481	GFL Environmental, Inc., Term Loan B, 3 Mo. LIBOR + 3.00%, 1.00% Floor	4.46%	05/31/25	586,296

Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (MFD)
Portfolio of Investments (Continued)
February 29, 2020 (Unaudited)
Principal Value	Description	Rate (e)	Stated Maturity (f)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	France – 1.3%
$222,187	Altice France S.A., Incremental Term Loan B-13, 3 Mo. LIBOR + 4.00%, 0.00% Floor	5.66%	08/14/26	$217,188
972,500	Altice France S.A., Term Loan B-11, 3 Mo. LIBOR + 2.75%, 0.00% Floor	4.35%	07/31/25	934,816
				1,152,004
	Luxembourg – 0.5%
500,000	Connect Finco SARL, Term Loan B, 1 Mo. LIBOR + 4.50%, 0.00% Floor	6.13%-6.15%	12/12/26	494,375
	United States – 37.0%
2,487,500	Blackstone CQP Holdco, L.P., Initial Term Loan, 3 Mo. LIBOR + 3.50%, 0.00% Floor	5.41%	09/30/24	2,430,909
1,250,000	Buckeye Partners L.P., Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.41%	11/01/26	1,233,338
980,000	Calpine Construction Finance Co., L.P., Term B Loan, 3 Mo. LIBOR + 2.00%, 0.00% Floor	3.60%	01/15/25	964,075
1,924,433	Calpine Corp., Term Loan, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.20%	01/15/24	1,889,947
895,500	Calpine Corp., Term Loan, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.20%	04/01/26	879,829
1,000,000	CenturyLink, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.85%	03/15/27	969,170
2,695,120	Charter Communications Operating LLC, Term Loan B2, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.36%	02/01/27	2,654,694
300,000	Chesapeake Energy Corp., Class A Loan, 1 Mo. LIBOR + 8.00%, 1.00% Floor	9.93%	06/23/24	271,749
600,000	Consolidated Communications, Inc., Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	4.61%	10/05/23	566,250
825,000	Coral-US Co-Borrower LLC, Term Loan B5, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.85%	01/31/28	815,719
631,464	Crestwood Holdings LLC, Term Loan B, 3 Mo. LIBOR + 7.50%, 0.00% Floor	9.14%	03/05/23	546,216
1,677,563	CSC Holdings LLC, 2017 Refinancing Term Loan, 3 Mo. LIBOR + 2.25%, 0.00% Floor	3.91%	07/17/25	1,655,872
299,250	Cumulus Media New Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.75%, 1.00% Floor	5.35%	03/31/26	292,517
992,449	Delek US Holdings, Inc., Term Loan, 3 Mo. LIBOR + 2.25%, 0.00% Floor	3.85%	03/30/25	972,600
1,713,780	Edgewater Generation LLC, Term B Loan, 3 Mo. LIBOR + 3.75%, 0.00% Floor	5.35%	12/13/25	1,643,086
1,500,000	Front Range BidCo, Inc., Term Loan, 1 Mo. LIBOR + 3.00%, 0.00% Floor	4.46%	02/21/27	1,463,040
974,108	Frontier Communications Corp., Term B-1 Loan, 3 Mo. LIBOR + 3.75%, 0.75% Floor	5.35%-5.36%	06/15/24	975,735
253,939	Granite Generation LLC, Term Loan B, 1 Mo. LIBOR + 3.75%, 1.00% Floor	5.35%-5.70%	11/07/26	249,812
496,231	HCA, Inc., Term Loan B12, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.35%	03/13/25	494,886
478,076	HCA, Inc., Term Loan B13, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.35%	03/18/26	476,283
750,000	iHeartCommunications, Inc., Term Loan, 1 Mo. LIBOR + 3.00%, 0.00% Floor	4.66%	05/01/26	735,000
500,000	LCPR Loan Financing LLC, Term Loan B, 1 Mo. LIBOR + 5.00%, 0.00% Floor	6.66%	10/25/26	501,665
1,943,008	Level 3 Financing, Inc., Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.35%	03/01/27	1,896,862
1,496,250	Midcontinent Communications, Term B Loan, 3 Mo. LIBOR + 2.25%, 0.00% Floor	3.44%	08/15/26	1,497,492

Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (MFD)
Portfolio of Investments (Continued)
February 29, 2020 (Unaudited)
Principal Value	Description	Rate (e)	Stated Maturity (f)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	United States (Continued)
$750,000	Panda Liberty LLC, Delayed Draw Term Loan B-2, 3 Mo. LIBOR + 6.50%, 1.00% Floor	8.02%	08/21/20	$719,535
321,888	Panda Patriot LLC, Delayed Draw Term Loan B-2, 3 Mo. LIBOR + 5.75%, 1.00% Floor	7.21%	12/19/20	306,598
428,112	Panda Patriot LLC, Term Loan B-1, 3 Mo. LIBOR + 5.75%, 1.00% Floor	7.21%	12/19/20	407,777
113,871	Sprint Communications, Inc., Term Loan B, 3 Mo. LIBOR + 2.50%, 0.75% Floor	4.13%	02/03/24	112,732
1,297,385	Summit Midstream Partners Holdings LLC, Term Loan, 3 Mo. LIBOR + 6.00%, 1.00% Floor	7.60%	05/21/22	1,063,855
1,350,000	Telenet Financing USD LLC, Term Loan, 6 Mo. LIBOR + 2.00%, 0.00% Floor	3.66%	04/30/28	1,307,812
600,000	Terrier Media Buyer, Inc., Term Loan, 1 Mo. LIBOR + 4.25%, 1.00% Floor	6.15%	12/17/26	595,002
597,000	UGI Energy Services LLC, Term B Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor	5.35%	08/13/26	592,523
496,290	USIC Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 3.25%, 1.00% Floor	4.90%	12/09/23	487,605
2,255,425	Vistra Operations Co., LLC, Term Loan B3, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.35%-3.41%	12/31/25	2,227,232
				33,897,417
	Total Senior Floating-Rate Loan Interests			36,130,092
	(Cost $37,060,119)

Total Investments – 135.3%	124,169,325
(Cost $119,398,537) (g)
Outstanding Loan – (40.5)%	(37,200,000)
Net Other Assets and Liabilities – 5.2%	4,771,224
Net Assets – 100.0%	$91,740,549

(a)	Portfolio securities are categorized based upon their country of incorporation.
(b)	All or a portion of this security serves as collateral on the outstanding loan.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.
(f)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 29, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $9,283,632 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,512,844. The net unrealized appreciation was $4,770,788.

LIBOR	London Interbank Offered Rate

Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (MFD)
Portfolio of Investments (Continued)
February 29, 2020 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of February 29, 2020 is as follows:
	Total Value at 2/29/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 79,763,216	$ 79,763,216	$ —	$ —
Master Limited Partnerships*	8,276,017	8,276,017	—	—
Senior Floating-Rate Loan Interests*	36,130,092	—	36,130,092	—
Total Investments	$ 124,169,325	$ 88,039,233	$ 36,130,092	$—

*	See Portfolio of Investments for country breakout.